PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PREMISES AND EQUIPMENT, NET
NOTE 10. PREMISES AND EQUIPMENT, NET
As of December 31, 2024 and 2023, the premises and equipment, net consisted of the following:

Composition	December 31, 2024	December 31, 2023
In millions of COP
Premises and equipment for own use, net	2,650,602	2,525,254
Premises and equipment in operating leases, net	3,255,462	3,997,280
Total premises and equipment, net	5,906,064	6,522,534
As of December 31, 2024
Premises and equipment for own use

Premises and equipment for own use	Balance at January 1, 2024	Roll - forward					Balance at December 31, 2024
		Additions(1)	Expenses depreciation and impairment(2)	Disposals(3)	Transfers(4)	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	517,405	-	-	(8,729)	1,437	28,520	538,633
Construction in progress
Cost	83,633	27,273	-	(19,945)	(51,842)	7,570	46,689
Buildings
Cost	1,740,005	14,187	-	(17,843)	42,645	97,040	1,876,034
Accumulated depreciation	(493,196)	-	(36,311)	5,581	865	(51,608)	(574,669)
Furniture and fixtures
Cost	678,138	88,033	-	(20,444)	98	34,340	780,165
Accumulated depreciation	(415,517)	-	(42,332)	15,163	(6)	(22,020)	(464,712)
Accumulated impairment	-	-	(441)	441	-	-	-
Computer equipment
Cost	974,433	163,304	-	(111,079)	(1,857)	48,143	1,072,944
Accumulated depreciation	(592,436)	-	(116,102)	93,511	6	(31,407)	(646,428)
Accumulated impairment	-	-	(401)	401	-	-	-
Vehicles
Cost	33,980	4,809	-	(5,174)	445	2,374	36,434
Accumulated depreciation	(17,306)	-	(6,007)	4,762	17	(1,276)	(19,810)
Leasehold improvements
Cost	16,637	33,848	-	-	(44,781)	203	5,907
Accumulated depreciation	(522)	-	(23)	-	-	(40)	(585)
Total premises and equipment for own use - cost	4,044,231	331,454	-	(183,214)	(53,855)	218,190	4,356,806
Total premises and equipment - accumulated depreciation	(1,518,977)	-	(200,775)	119,017	882	(106,351)	(1,706,204)
Total premises and equipment - accumulated impairment	-	-	(842)	842	-	-	-
Total premises and equipment for own use, net	2,525,254	331,454	(201,617)	(63,355)	(52,973)	111,839	2,650,602
(1) Corresponds mainly to Bancolombia S.A due to:
Computer equipment, mainly: ATMs, laptops, central processing unit (CPU) and security cameras.
Furniture and fixtures, mainly: Condensing unit, modular system, handling unit and Chiller (complementary air conditioning equipment), power plant and cashier stand.
Leasehold improvements, mainly: Cosmocentro building, Carrera Primera Branch and Calle 76 Branch.
(2) See Note 26.3. Impairment, depreciation and amortization.
The impairment, mainly in Bancolombia S.A, corresponds to the procedure defined in the assets for obsolescence, accidents and others, which results in the write-off of the asset.
(3) Corresponds mainly to Bancolombia S.A in computer equipment due to obsolescence of ATMs and laptops.
(4) Corresponds mainly to Bancolombia S.A. for transfer to right-of-use assets due to completion of improvements and activation of contracts, the most significant improvements being in branches and activation due to completion of improvements of other assets.
Premises and equipment in operating leases

Premises and equipment in operating leases	Balance at January 1, 2024	Roll - forward					Balance at December 31, 2024
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	-	2,091
Accumulated depreciation	(614)	-	(254)	-	-	-	(868)
Computer equipment
Cost	228,161	73,678	-	(15,015)	(21,594)	-	265,230
Accumulated depreciation	(95,638)	-	(63,251)	12,730	21,294	-	(124,865)
Vehicles(2)
Cost	4,787,645	673,997	-	(148,572)	(1,246,104)	-	4,066,966
Accumulated depreciation	(924,365)	-	(369,475)	30,259	310,489	-	(953,092)
Total premises and equipment in operating leases - cost	5,017,897	747,675	-	(163,587)	(1,267,698)	-	4,334,287
Total premises and equipment - accumulated depreciation	(1,020,617)	-	(432,980)	42,989	331,783	-	(1,078,825)
Total premises and equipment in operating leases, net	3,997,280	747,675	(432,980)	(120,598)	(935,915)	-	3,255,462
(1)See Note 26.3. Impairment, depreciation and amortization
(2)The decrease is mainly due in Bancolombia S.A due to cancellations and transfers to inventories of vehicles leased.
Premises and equipment total

Premises and equipment total	Balance at January 1, 2024	Roll - forward					Balance at December 31, 2024
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Total premises and equipment - cost	9,062,128	1,079,129	-	(346,801)	(1,321,553)	218,190	8,691,093
Total premises and equipment - accumulated depreciation	(2,539,594)	-	(633,755)	162,006	332,665	(106,351)	(2,785,029)
Total premises and equipment - accumulated impairment	-	-	(842)	842	-	-	-
Total premises and equipment, net	6,522,534	1,079,129	(634,597)	(183,953)	(988,888)	111,839	5,906,064
(1)See Note 26.3. Impairment, depreciation and amortization.
As of December 31, 2023
Premises and equipment for own use

Premises and equipment for own use	Balance at January 1, 2023	Roll - forward					Balance at December 31, 2023
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	605,713	3,750	-	(3,738)	(39,665)	(48,655)	517,405
Construction in progress
Cost	51,839	46,846	-	-	-	(15,052)	83,633
Buildings
Cost	1,878,689	25,644	-	(30,968)	18,311	(151,671)	1,740,005
Accumulated depreciation	(535,550)	-	(38,565)	10,828	(11,916)	82,007	(493,196)
Accumulated impairment	-	-	(153)	153	-	-	-
Furniture and fixtures
Cost	709,894	57,565	-	(29,474)	(6,522)	(53,325)	678,138
Accumulated depreciation	(432,992)	-	(44,238)	25,956	-	35,757	(415,517)
Accumulated impairment	-	-	(797)	797	-	-	-
Computer equipment
Cost	1,007,230	129,012	-	(91,096)	2,416	(73,129)	974,433
Accumulated depreciation	(595,991)	-	(114,887)	73,226	(4,100)	49,316	(592,436)
Accumulated impairment	-	-	(1,507)	1,507	-	-	-
Vehicles
Cost	31,713	9,967	-	(6,709)	2,489	(3,480)	33,980
Accumulated depreciation	(19,506)	-	(5,331)	5,650	(14)	1,895	(17,306)
Leasehold improvements
Cost	9,661	26,950	-	-	(19,436)	(538)	16,637
Accumulated depreciation	(627)	-	(25)	-	-	130	(522)
Total premises and equipment for own use - cost	4,294,739	299,734	-	(161,985)	(42,407)	(345,850)	4,044,231
Total premises and equipment - accumulated depreciation	(1,584,666)	-	(203,046)	115,660	(16,030)	169,105	(1,518,977)
Total premises and equipment - accumulated impairment	-	-	(2,457)	2,457	-	-	-
Total premises and equipment for own use, net	2,710,073	299,734	(205,503)	(43,868)	(58,437)	(176,745)	2,525,254
(1)See Note 26.3. Impairment, depreciation and amortization.
Premises and equipment in operating leases

Premises and equipment in operating leases	Balance at January 1, 2023	Roll - forward					Balance at December 31, 2023
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	-	2,091
Accumulated depreciation	(360)	-	(254)	-	-	-	(614)
Computer equipment
Cost	150,969	66,833	-	(4,463)	14,822	-	228,161
Accumulated depreciation	(66,577)	-	(49,364)	3,855	16,448	-	(95,638)
Vehicles
Cost	4,718,405	1,156,419	-	(79,280)	(1,007,899)	-	4,787,645
Accumulated depreciation	(787,535)	-	(383,712)	18,181	228,701	-	(924,365)
Accumulated impairment	-	-	(2,023)	2,023	-	-	-
Total premises and equipment in operating leases - cost	4,871,465	1,223,252	-	(83,743)	(993,077)	-	5,017,897
Total premises and equipment - accumulated depreciation	(854,472)	-	(433,330)	22,036	245,149	-	(1,020,617)
Total premises and equipment - accumulated impairment	-	-	(2,023)	2,023	-	-	-
Total premises and equipment in operating leases, net	4,016,993	1,223,252	(435,353)	(59,684)	(747,928)	-	3,997,280
(1)See Note 26.3. Impairment, depreciation and amortization.
Premises and equipment total

Premises and equipment total	Balance at January 1, 2023	Roll - forward					Balance at December 31, 2023
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Total premises and equipment - cost	9,166,204	1,522,986	-	(245,728)	(1,035,484)	(345,850)	9,062,128
Total premises and equipment - accumulated depreciation	(2,439,138)	-	(636,376)	137,696	229,119	169,105	(2,539,594)
Total premises and equipment - accumulated impairment	-	-	(4,480)	4,480	-	-	-
Total premises and equipment, net	6,727,066	1,522,986	(640,856)	(103,552)	(806,365)	(176,745)	6,522,534
(1)See Note 26.3. Impairment, depreciation and amortization.
As of December 31, 2024 and 2023, there were contractual commitments for the purchase of premises and equipment of COP 2,664 and COP 4,025, respectively. As of December 31, 2024, these commitments are mainly for branch projects, asset changes, and improvements to the Niquia Datacenter (data processing center).
As of December 31, 2024 and 2023, there was no premises and equipment pledged as collateral, or with ownership restrictions. Additionally, the assessment made by Bancolombia Group indicates there is no evidence of impairment of its premises and equipment.
As of December 31, 2024 and 2023, the amount of fully depreciated premises and equipment that is still in use is COP 735,090 and COP 673,376, respectively, mainly comprised of computer equipment, furniture and fixtures and office equipment, buildings and vehicles. The temporarily idle premises and equipment amounted to COP 97,055 in 2024 and COP 79,644 in 2023.